Schedule of Investments (unaudited) March 31, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Aerospace & Defense — 2.2%
Boeing Co. (The)	4,403	$1,679,392
General Dynamics Corp.	7,526	1,274,002
Raytheon Co.	13,437	2,446,609

		5,400,003

Air Freight & Logistics — 0.1%
Forward Air Corp.	5,049	326,822

Airlines — 0.2%
Southwest Airlines Co.	11,941	619,857

Banks — 5.7%
Bank of America Corp.	110,065	3,036,693
Bank of Hawaii Corp.	3,822	301,441
BB&T Corp.	64,684	3,009,746
Citizens Financial Group, Inc.	66,258	2,153,385
East West Bancorp, Inc.	3,772	180,943
Fifth Third Bancorp	6,182	155,910
First Merchants Corp.	2,552	94,041
First Republic Bank	5,313	533,744
IBERIABANK Corp.	366	26,246
Independent Bank Corp.	2,852	61,318
JPMorgan Chase & Co.	29,249	2,960,876
PNC Financial Services Group, Inc. (The)	717	87,947
Regions Financial Corp.	1,769	25,031
Republic First Bancorp, Inc.(a)	34,663	181,981
Shore Bancshares, Inc.	4,547	67,796
TriState Capital Holdings, Inc.(a)	1,748	35,712
US Bancorp	2,987	143,944
Wells Fargo & Co.	23,444	1,132,814
Western Alliance Bancorp(a)	2,470	101,369

		14,290,937

Beverages — 1.4%
Brown-Forman Corp., Class B	1,429	75,423
Molson Coors Brewing Co., Class B	1,520	90,668
Monster Beverage Corp.(a)	9,825	536,248
PepsiCo, Inc.	22,953	2,812,890

		3,515,229

Biotechnology — 4.7%
AbbVie, Inc.	20,138	1,622,921
Amgen, Inc.	19,505	3,705,560
Biogen, Inc.(a)	1,476	348,897
Celgene Corp.(a)	6,150	580,191
Genomic Health, Inc.(a)	7,566	529,998
Gilead Sciences, Inc.	53,617	3,485,641
Incyte Corp.(a)	3,551	305,422
Regeneron Pharmaceuticals, Inc.(a)	791	324,800
Vertex Pharmaceuticals, Inc.(a)	4,786	880,385

		11,783,815

Building Products — 0.3%
Allegion plc	8,984	814,939

Capital Markets — 3.1%
Charles Schwab Corp. (The)	74,903	3,202,852

Security	Shares	Value

Capital Markets (continued)
CME Group, Inc.	3,308	$544,431
Evercore, Inc., Class A	359	32,669
Moelis & Co., Class A	15,844	659,269
Morgan Stanley	51,207	2,160,935
TD Ameritrade Holding Corp.	18,530	926,315
Westwood Holdings Group, Inc.	5,272	185,943

		7,712,414

Chemicals — 1.7%
Air Products & Chemicals, Inc.	13,953	2,664,465
Eastman Chemical Co.	4,476	339,639
Ecolab, Inc.	4,024	710,397
Innospec, Inc.	6,929	577,532

		4,292,033

Commercial Services & Supplies — 0.4%
McGrath RentCorp	8,530	482,542
Waste Connections, Inc.	4,639	410,969

		893,511

Communications Equipment — 0.9%
Calix, Inc.(a)	25,293	194,756
Ciena Corp.(a)	5,299	197,865
Cisco Systems, Inc.	32,482	1,753,703
Motorola Solutions, Inc.	733	102,928

		2,249,252

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	16,068	841,803

Construction Materials — 0.0%
Vulcan Materials Co.	313	37,059

Consumer Finance — 0.5%
American Express Co.	9,404	1,027,857
Discover Financial Services	1,212	86,246
Regional Management Corp.(a)	8,664	211,575

		1,325,678

Containers & Packaging — 1.0%
Packaging Corp. of America	3,721	369,793
Westrock Co.	57,830	2,217,780

		2,587,573

Diversified Consumer Services — 0.4%
Chegg, Inc.(a)	6,029	229,826
H&R Block, Inc.(b)	30,492	729,978

		959,804

Diversified Financial Services — 1.3%(a)
Berkshire Hathaway, Inc., Class B	16,194	3,253,213
On Deck Capital, Inc.	8,214	44,520

		3,297,733

Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	3,650	198,012
Verizon Communications, Inc.	40,136	2,373,242

		2,571,254

Electric Utilities — 1.8%
IDACORP, Inc.(b)	16,647	1,657,043
Pinnacle West Capital Corp.	16,245	1,552,697
Xcel Energy, Inc.	23,673	1,330,659

		4,540,399

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 1.5%
AMETEK, Inc.	10,071	$835,591
Generac Holdings, Inc.(a)	1,645	84,273
Rockwell Automation, Inc.	16,570	2,907,372

		3,827,236

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	14,565	1,403,629
National Instruments Corp.	21,370	947,973

		2,351,602

Energy Equipment & Services — 0.8%
Archrock, Inc.	33,293	325,605
Halliburton Co.	38,928	1,140,590
Nabors Industries Ltd.	41,356	142,265
ProPetro Holding Corp.(a)	13,507	304,448

		1,912,908

Entertainment — 0.8%
Activision Blizzard, Inc.	2,993	136,271
Netflix, Inc.(a)	1,594	568,357
Viacom, Inc., Class A	2,896	93,975
Viacom, Inc., Class B	29,480	827,504
Walt Disney Co. (The)	2,459	273,023
Zynga, Inc., Class A(a)	5,903	31,463

		1,930,593

Equity Real Estate Investment Trusts (REITs) — 4.8%
Boston Properties, Inc.	4,678	626,291
Equity LifeStyle Properties, Inc.	2,718	310,667
First Industrial Realty Trust, Inc.	9,128	322,766
Host Hotels & Resorts, Inc.	52,879	999,413
MGM Growth Properties LLC, Class A	2,139	68,983
Outfront Media, Inc.	22,801	533,543
Park Hotels & Resorts, Inc.	47,479	1,475,647
Prologis, Inc.	45,610	3,281,640
Realty Income Corp.	10,253	754,211
RLJ Lodging Trust	38,505	676,533
Ryman Hospitality Properties, Inc.	3,889	319,831
Simon Property Group, Inc.	12,830	2,337,754
Sunstone Hotel Investors, Inc.	18,322	263,837

		11,971,116

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	2,599	629,322

Food Products — 2.2%
Archer-Daniels-Midland Co.	46,899	2,022,754
Hershey Co. (The)	25,039	2,875,228
Lamb Weston Holdings, Inc.	7,292	546,462
McCormick & Co., Inc. (Non-Voting)	652	98,211

		5,542,655

Gas Utilities — 0.5%
Atmos Energy Corp.	11,074	1,139,847

Health Care Equipment & Supplies — 2.0%
Danaher Corp.	1,574	207,800
DexCom, Inc.(a)	1,499	178,531
Globus Medical, Inc., Class A(a)	941	46,495
IDEXX Laboratories, Inc.(a)	748	167,253
Masimo Corp.(a)	991	137,035
Medtronic plc	17,387	1,583,608
Stryker Corp.	12,999	2,567,562

		4,888,284

Security	Shares	Value

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	10,199	$811,024
Cardinal Health, Inc.	24,981	1,202,835
Humana, Inc.	2,532	673,512
McKesson Corp.	8,108	949,122
UnitedHealth Group, Inc.	14,222	3,516,532
WellCare Health Plans, Inc.(a)	434	117,072

		7,270,097

Health Care Technology — 0.6%(a)
Cerner Corp.	8,677	496,411
Veeva Systems, Inc., Class A(b)	8,526	1,081,609

		1,578,020

Hotels, Restaurants & Leisure — 1.7%
Aramark	1,291	38,149
Bloomin’ Brands, Inc.	11,656	238,365
Carnival Corp.	25,979	1,317,655
Darden Restaurants, Inc.	5,022	610,022
Domino’s Pizza, Inc.	1,903	491,164
Extended Stay America, Inc.	34,886	626,204
Las Vegas Sands Corp.	11,120	677,875
Norwegian Cruise Line Holdings Ltd.(a)	2,916	160,264

		4,159,698

Household Durables — 0.0%
Garmin Ltd.	991	85,573
Whirlpool Corp.(b)	262	34,817

		120,390

Household Products — 0.4%
Church & Dwight Co., Inc.	13,004	926,275

Industrial Conglomerates — 0.7%
3M Co.	7,938	1,649,358

Insurance — 3.2%
Allstate Corp. (The)	17,155	1,615,658
Arthur J Gallagher & Co.	7,825	611,133
Athene Holding Ltd., Class A(a)	14,601	595,721
CNO Financial Group, Inc.	13,105	212,039
First American Financial Corp.	1,019	52,478
Hartford Financial Services Group, Inc. (The)	21,524	1,070,173
Kinsale Capital Group, Inc.	3,197	219,218
Lincoln National Corp.	4,057	238,146
Travelers Cos., Inc. (The)	18,261	2,504,679
Unum Group	27,535	931,509

		8,050,754

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(a)	450	529,601
Alphabet, Inc., Class C(a)	2,655	3,115,138
Care.com, Inc.(a)	8,319	164,383
Cargurus, Inc.(a)	6,159	246,730
Facebook, Inc., Class A(a)	19,592	3,265,790
Match Group, Inc.	971	54,968
Twitter, Inc.(a)	16,482	541,928
Yelp, Inc.(a)	7,948	274,206

		8,192,744

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(a)	4,721	8,406,921

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 6.1%
Amdocs Ltd.	439	$23,754
Automatic Data Processing, Inc.	21,341	3,409,011
Booz Allen Hamilton Holding Corp.	11,883	690,878
Broadridge Financial Solutions, Inc.	2,797	290,021
Fidelity National Information Services, Inc.	14,735	1,666,528
First Data Corp., Class A(a)	4,736	124,415
GoDaddy, Inc., Class A(a)	11,572	870,099
Mastercard, Inc., Class A	14,533	3,421,795
NIC, Inc.	24,946	426,327
Paychex, Inc.	14,118	1,132,264
PayPal Holdings, Inc.(a)	5,794	601,649
Square, Inc., Class A(a)	924	69,226
Total System Services, Inc.	1,174	111,542
Unisys Corp.(a)	2,503	29,210
VeriSign, Inc.(a)	13,324	2,419,105

		15,285,824

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	2,776	223,135
Mettler-Toledo International, Inc.(a)	98	70,854

		293,989

Machinery — 3.8%
Crane Co.	24,150	2,043,573
Illinois Tool Works, Inc.	765	109,800
Ingersoll-Rand plc	16,677	1,800,282
PACCAR, Inc.	45,154	3,076,794
Snap-on, Inc.(b)	16,066	2,514,650

		9,545,099

Media — 2.8%
AMC Networks, Inc., Class A(a)	12,948	734,928
CBS Corp. (Non-Voting), Class B	11,848	563,135
Clear Channel Outdoor Holdings, Inc., Class A	22,667	121,268
Comcast Corp., Class A	19,040	761,219
Gray Television, Inc.(a)	21,171	452,213
Interpublic Group of Cos., Inc. (The)	130,859	2,749,348
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,711	218,046
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	2,032	77,704
MSG Networks, Inc., Class A(a)	8,205	178,459
Sinclair Broadcast Group, Inc., Class A	15,433	593,862
Sirius XM Holdings, Inc.	88,365	501,030

		6,951,212

Metals & Mining — 0.1%
Carpenter Technology Corp.	2,796	128,197

Multiline Retail — 1.3%
Kohl’s Corp.	2,729	187,673
Target Corp.	38,710	3,106,865

		3,294,538

Multi-Utilities — 0.1%
Avista Corp.	588	23,885
CMS Energy Corp.	4,565	253,540

		277,425

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	25,876	1,176,840
Cabot Oil & Gas Corp.	1,187	30,981
Chevron Corp.	16,852	2,075,829
ConocoPhillips	21,775	1,453,264
CONSOL Energy, Inc.(a)	8,659	296,311
Continental Resources, Inc.(a)	1,312	58,738

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Encana Corp.	4,717	$34,151
Exxon Mobil Corp.	2,674	216,059
Kinder Morgan, Inc.	21,299	426,193
Occidental Petroleum Corp.	11,001	728,266
Phillips 66(b)	12,063	1,148,036
SM Energy Co.	2,157	37,726
Williams Cos., Inc. (The)	17,012	488,585

		8,170,979

Paper & Forest Products — 0.0%
Boise Cascade Co.	1,154	30,881

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	3,000	496,650
Nu Skin Enterprises, Inc., Class A	10,804	517,080
USANA Health Sciences, Inc.(a)	9,628	807,500

		1,821,230

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	9,849	469,896
Johnson & Johnson	39,959	5,585,869
Merck & Co., Inc.	49,068	4,080,985
Pfizer, Inc.	8,942	379,767
Zoetis, Inc.	15,757	1,586,257

		12,102,774

Professional Services — 0.7%
CRA International, Inc.	3,688	186,391
Insperity, Inc.	11,957	1,478,603
Robert Half International, Inc.	3,261	212,487

		1,877,481

Real Estate Management & Development — 0.2%
Marcus & Millichap, Inc.(a)	11,531	469,658

Road & Rail — 0.7%
Landstar System, Inc.	5,681	621,445
Lyft, Inc., Class A(a)	10,514	823,141
Universal Logistics Holdings, Inc.	9,808	193,021

		1,637,607

Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology, Inc.(a)	61,000	520,940
Broadcom, Inc.	1,344	404,154
Cirrus Logic, Inc.(a)	15,624	657,302
Intel Corp.	40,612	2,180,864
Synaptics, Inc.(a)	13,625	541,594
Texas Instruments, Inc.	6,611	701,229
Xilinx, Inc.	10,146	1,286,411

		6,292,494

Software — 7.1%
ACI Worldwide, Inc.(a)	6,366	209,250
Adobe, Inc.(a)	7,854	2,093,012
Atlassian Corp. plc, Class A(a)	198	22,253
Dropbox, Inc., Class A(a)	25,747	561,285
Intuit, Inc.	4,659	1,217,909
LogMeIn, Inc.	544	43,574
Microsoft Corp.	42,646	5,029,669
New Relic, Inc.(a)	3,805	375,554
Oracle Corp.(b)	22,112	1,187,636
Paylocity Holding Corp.(a)	2,439	217,534
RingCentral, Inc., Class A(a)	6,422	692,292
salesforce.com, Inc.(a)	23,765	3,763,663
ServiceNow, Inc.(a)	495	122,013

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk, Inc.(a)	7,419	$924,407
Tableau Software, Inc., Class A(a)	8,715	1,109,245
Ultimate Software Group, Inc. (The)(a)	268	88,475
Workiva, Inc.(a)	3,821	193,725

		17,851,496

Specialty Retail — 1.1%
Asbury Automotive Group, Inc.(a)(b)	11,792	817,893
Best Buy Co., Inc.	3,840	272,870
Dick’s Sporting Goods, Inc.	10,508	386,799
Lithia Motors, Inc., Class A	9,073	841,521
Sonic Automotive, Inc., Class A	24,323	360,224

		2,679,307

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	35,714	6,783,874
Dell Technologies, Inc., Class C(a)	32,864	1,928,788
HP, Inc.	77,515	1,506,117
Pure Storage, Inc., Class A(a)	24,397	531,611

		10,750,390

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.(a)	5,322	872,116
NIKE, Inc., Class B	26,555	2,236,196
VF Corp.	5,448	473,486

		3,581,798

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.(a)	3,639	158,114
Riverview Bancorp, Inc.	6,719	49,116
United Community Financial Corp.	27,460	256,751

		463,981

Tobacco — 0.5%
Philip Morris International, Inc.	14,078	1,244,354

Security	Shares	Value

Trading Companies & Distributors — 0.0%
Titan Machinery, Inc.(a)	2,561	$39,849
WW Grainger, Inc.	274	82,455

		122,304

Water Utilities — 0.2%
American Water Works Co., Inc.	4,951	516,191

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	12,016	369,252

Total Common Stocks — 99.1% (Cost: $236,653,909)		248,366,396

Total Long-Term Investments — 99.1% (Cost: $236,653,909)		248,366,396

Short-Term Securities — 3.3%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	2,440,309	2,440,309
SL Liquidity Series, LLC, Money Market Series, 2.67%(d)	5,800,101	5,801,841

Total Short-Term Securities — 3.3% (Cost: $8,242,141)		8,242,150

Total Investments — 102.4% (Cost: $244,896,050)		256,608,546

Liabilities in Excess of Other Assets — (2.4)%		(5,923,191)

Net Assets — 100.0%		$250,685,355

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,833,530	(393,221)	2,440,309	$2,440,309	$12,589		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,092,861	(292,760)	5,800,101	5,801,841	3,691	(b)	2,657	228

				$8,242,150	$16,280		$2,657	$228

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period-End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	06/21/19	$2,696	$43,369

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Advantage U.S. Total Market V.I. Fund

Glossary of Terms Used in this Report

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$248,366,396	$—	$—	$248,366,396
Short-Term Securities	2,440,309	—	—	2,440,309

Subtotal	$250,806,705	$—	$—	$250,806,705

Investments valued at NAV(b)				5,801,841

Total Investments				$256,608,546

Derivative Financial Instruments(c)
Assets:
Equity contracts	$43,369	$—	$—	$43,369

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

5